Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	JFrog Ltd. (the “Company”) is filing this Current Report on Form 8-K/A solely to update the Company's full year 2023 non-GAAP net income per diluted share guidance as disclosed in a press release issued on August 2, 2023 announcing the Company’s financial results for its second quarter ended June 30, 2023 (the “Original Press Release”) due to a calculation error. Full year 2023 non-GAAP net income per diluted share is expected to be $0.31 to $0.33, instead of $0.26 to $0.28.
Document Period End Date	Aug. 02, 2023
Entity Registrant Name	JFrog Ltd.
Entity Central Index Key	0001800667
Entity Emerging Growth Company	false
Securities Act File Number	001-39492
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	98-0680649
Entity Address, Address Line One	270 E. Caribbean Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	329-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, NIS 0.01 par value
Trading Symbol	FROG
Security Exchange Name	NASDAQ